Consolidated Balance Sheets (Parenthetical) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, par value	[1]	$ 0.00001	$ 0.00001
Ordinary shares, authorized	[1]	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	[1]	80,321,873	75,440,709
Ordinary shares, shares outstanding	[1]	80,321,873	75,440,709
Common Class A [Member]
Ordinary shares, authorized	[1]	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	[1]	61,725,369	61,725,369
Ordinary shares, shares outstanding	[1]	61,725,369	61,725,369
Common Class B [Member]
Ordinary shares, authorized	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	18,596,504	18,596,504
Ordinary shares, shares outstanding	[1]	18,596,504	18,596,504

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).